Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—92.4%
	Aerospace/Defense—1.3%
$ 9,000,000	TransDigm UK Holdings PLC, Sr. Sub., Series WI, 6.875%, 5/15/2026	$ 9,202,500
19,425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	20,420,531
4,750,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	5,023,125
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	5,519,760
12,000,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	12,266,400
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,907,031
18,825,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	19,460,344
	TOTAL	87,799,691
	Automotive—2.9%
26,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	20,751,500
4,106,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,167,877
400,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 4/1/2025	402,500
2,000,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,002,500
22,075,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	22,157,781
525,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	550,594
12,950,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	13,532,750
14,225,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	14,438,375
25,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	25,250
9,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	9,045,425
8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	8,712,180
1,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,524,375
6,125,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	6,125,000
6,975,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	6,887,813
11,875,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	12,171,875
3,500,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	3,630,200
39,175,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	39,909,531
25,350,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	24,652,875
	TOTAL	190,688,401
	Banking—0.4%
18,450,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	20,664,000
3,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.750%, 11/18/2019	3,111,237
	TOTAL	23,775,237
	Building Materials—1.8%
3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	3,138,438
24,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	26,385,375
9,625,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	10,118,281
22,525,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	23,313,375
3,371,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	3,463,365
23,175,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	22,682,531
1,400,000	Standard Industries, Inc., 144A, 5.500%, 2/15/2023	1,433,250
28,300,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	28,901,092
	TOTAL	119,435,707
	Cable Satellite—8.6%
5,725,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	5,925,375
14,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	15,153,026

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 3,125,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	$ 3,166,016
11,800,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	12,065,500
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,472,719
17,725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,235,480
11,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,526,313
8,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	8,933,250
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	13,119,750
12,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	13,166,906
1,525,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	1,567,853
13,925,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	14,586,437
20,850,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	20,902,125
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	4,235,563
5,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	5,399,375
5,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,521,875
4,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,659,375
13,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,293,906
14,875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	16,027,812
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,911,250
11,600,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	12,136,500
12,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	13,685,250
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,527,344
17,750,000	Charter Communications Holdings II, 5.750%, 1/15/2024	18,171,562
8,175,000	DISH DBS Corp., 5.000%, 3/15/2023	7,919,531
20,450,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	19,031,281
12,500,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	12,218,750
2,600,000	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	2,707,510
15,150,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	15,189,390
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	8,268,000
14,900,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	13,801,125
14,825,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	15,121,500
6,050,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	6,242,390
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,796,000
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	9,501,406
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,689,875
8,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	9,152,150
35,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	35,798,400
2,625,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 144A, 5.000%, 1/15/2025	2,721,338
24,000,000	Unitymedia KabelBW GmbH, 144A, 6.125%, 1/15/2025	25,080,000
19,850,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	20,346,250
6,000,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,285,000
7,250,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	7,445,750
17,325,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	18,077,771
1,425,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	1,485,563
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	18,729,062
5,325,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	5,478,094
16,750,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	17,068,250
	TOTAL	568,544,948

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—2.0%
$ 6,100,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	$ 6,023,750
25,775,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	25,581,688
19,075,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	18,419,392
15,850,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	16,206,625
10,150,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	10,073,875
26,700,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	25,365,000
3,450,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,519,000
23,750,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	23,631,250
	TOTAL	128,820,580
	Construction Machinery—0.7%
15,925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	16,283,312
6,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	6,306,395
4,625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	5,016,738
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	7,532,062
4,325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	4,529,140
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,629,500
	TOTAL	43,297,147
	Consumer Cyclical Services—1.0%
4,825,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	5,054,188
35,975,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	37,638,844
21,975,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	22,579,312
	TOTAL	65,272,344
	Consumer Products—1.5%
6,975,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	7,288,875
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	5,979,648
13,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	14,469,750
16,875,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	16,896,094
3,225,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	3,281,438
20,625,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	20,753,906
31,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	32,999,106
	TOTAL	101,668,817
	Diversified Manufacturing—1.4%
5,075,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	5,342,960
3,175,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	3,374,430
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,830,863
10,300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	10,480,250
23,939,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	24,003,635
3,525,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	3,754,125
14,600,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	13,286,000
12,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,524,000
14,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	15,147,500
	TOTAL	91,743,763
	Environmental—0.2%
16,050,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	16,451,250
	Finance Companies—2.3%
8,350,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	8,983,932
5,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	6,150,953
1,525,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,583,636
20,500,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,115,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 8,800,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	$ 9,218,000
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,462,031
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	54,750
5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	5,889,207
900,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	952,281
43,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	46,668,883
37,750,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	39,170,155
9,025,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	9,171,656
	TOTAL	153,420,484
	Food & Beverage—2.4%
23,725,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	3,973,938
10,825,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,174,647
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	14,185,875
3,025,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	3,111,969
11,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,306,680
22,500,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	22,471,875
5,700,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	5,942,250
13,350,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	13,683,750
6,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	7,227,969
5,675,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,760,125
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,692,125
30,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	31,784,156
20,975,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	21,578,031
	TOTAL	159,893,390
	Gaming—3.4%
6,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,431,906
10,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	11,101,250
7,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	7,393,688
28,450,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	28,458,535
12,825,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	13,578,469
3,900,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	4,231,500
50,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 7.000%, 8/1/2023	52,375
2,175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 5.750%, 2/1/2027	2,349,566
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,043,844
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,026,281
3,300,000	MGM Resorts International, 6.000%, 3/15/2023	3,588,750
10,250,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	10,557,500
9,275,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	9,857,377
12,025,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	13,058,549
16,500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	16,128,750
8,700,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	8,856,600
23,425,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	23,834,937
28,300,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	29,891,875
17,325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	17,697,487
11,375,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	11,289,687
	TOTAL	226,428,926
	Health Care—10.0%
7,525,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,621,772
23,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	24,282,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$27,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	$ 25,023,250
6,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	7,427,132
30,000,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	33,318,900
13,575,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	13,048,969
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,970,563
7,775,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	7,794,438
15,750,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	10,867,500
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,379,500
23,750,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	16,565,625
9,200,000	HCA, Inc., 5.000%, 3/15/2024	9,995,416
10,750,000	HCA, Inc., 5.875%, 5/1/2023	11,784,687
24,675,000	HCA, Inc., 5.875%, 2/15/2026	27,389,250
2,575,000	HCA, Inc., 6.250%, 2/15/2021	2,704,677
22,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	24,416,199
5,975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,482,875
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,747,040
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	5,056,688
11,625,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	12,900,262
14,725,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	15,442,844
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,829,236
23,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	25,131,094
15,650,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	15,571,750
38,075,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	37,121,602
45,700,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	44,786,000
21,350,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	19,908,875
26,925,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	27,396,187
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	28,229,250
20,050,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	17,894,625
48,675,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	39,913,500
5,375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,601,556
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,172,750
5,701,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	5,850,651
14,700,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	14,684,712
50,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	53,563
4,400,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,504,500
3,475,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.500%, 4/1/2021	3,548,844
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,225,000
22,925,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	23,670,062
9,800,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	9,812,250
3,550,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	3,780,750
35,075,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	32,356,687
	TOTAL	659,263,281
	Health Insurance—0.2%
10,300,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	10,905,125
25,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	25,563
50,000	Centene Corp., Sr. Unsecd. Note, 6.125%, 2/15/2024	52,438
5,100,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	5,406,663
50,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	52,073
	TOTAL	16,441,862

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—4.9%
$ 4,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	$ 4,116,676
1,850,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,776,000
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,738,687
1,225,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	983,063
7,200,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	7,146,000
8,950,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,592,000
12,793,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	12,569,378
6,850,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	6,713,000
9,625,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	9,499,875
6,350,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,350,000
10,150,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	9,947,000
1,900,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	1,643,500
10,175,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	8,305,344
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	3,762,500
14,925,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	12,014,625
24,975,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	24,694,031
14,775,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	9,862,312
3,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	118,125
3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	3,952,000
3,900,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	4,153,500
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	4,939,987
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	5,582,500
2,100,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,769,250
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	3,374,063
7,625,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	7,281,875
6,175,000	Laredo Petroleum, 5.625%, 1/15/2022	5,742,750
4,300,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	3,880,750
11,316,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	11,319,961
3,925,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,880,844
5,450,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	5,190,580
4,850,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,801,500
12,075,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	11,703,211
1,850,000	Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	1,921,688
3,550,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,594,375
3,000,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	3,052,680
8,450,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	8,766,875
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,610,875
6,575,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	5,670,937
11,794,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,936,445
6,450,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	5,665,938
4,225,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	3,897,563
5,575,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	4,864,187
1,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,380,094
7,225,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	6,538,625
15,875,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	13,890,625
13,400,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	11,695,788
2,750,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	247,500
10,900,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	981,000
1,575,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	1,590,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 1,900,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	$ 1,959,375
12,350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	12,164,750
9,500,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	9,001,250
	TOTAL	323,836,207
	Industrial - Other—0.8%
8,225,000	Anixter, Inc., Sr. Unsecd. Note, Series WI, 6.000%, 12/1/2025	8,985,813
20,975,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	19,303,292
3,575,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,747,047
9,775,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	10,092,687
8,625,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	9,131,719
	TOTAL	51,260,558
	Insurance - P&C—3.3%
7,350,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	7,878,281
22,275,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	20,548,688
3,900,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	4,012,125
19,850,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	20,817,687
26,150,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	26,346,125
4,000,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	4,100,000
66,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	68,017,463
13,375,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	12,505,625
29,525,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	29,783,344
27,175,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	27,044,560
	TOTAL	221,053,898
	Leisure—0.6%
3,550,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	3,638,750
23,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	25,109,000
500,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	518,750
10,975,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	11,235,656
	TOTAL	40,502,156
	Lodging—0.5%
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	4,995,500
2,525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2024	2,563,380
15,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 5/1/2026	16,193,148
25,000	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	25,688
9,525,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	9,965,531
	TOTAL	33,743,247
	Media Entertainment—5.4%
18,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	18,535,687
8,250,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	8,484,713
16,525,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	17,392,562
3,350,000	Clear Channel International BV, Sr. Unsecd. Note, 144A, 8.750%, 12/15/2020	3,425,375
2,075,000	Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	2,127,290
14,950,000	Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	15,338,700
5,750,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	5,886,563
10,250,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	10,442,188
13,000,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	13,357,500
10,050,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	10,653,000
440,000	Gannett Co., Inc., 5.125%, 10/15/2019	441,386
10,025,000	Gannett Co., Inc., 6.375%, 10/15/2023	10,314,723

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$ 5,450,000		Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	$ 5,647,563
6,475,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,098,219
4,375,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	4,500,781
19,825,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	20,618,000
802,564		iHeartCommunications, Inc., 6.375%, 5/1/2026	856,496
13,450,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 9.000%, 3/1/2021	1,345
31,229,646		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	33,025,351
50,000		Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	52,923
8,525,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,748,781
9,475,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	9,984,281
5,100,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,383,050
10,500,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	10,683,750
22,900,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	23,844,625
8,175,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	8,491,781
13,425,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	13,471,316
9,200,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	8,924,000
75,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	77,409
2,525,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	2,557,042
14,475,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	14,923,001
9,850,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	9,948,500
12,550,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	13,087,140
75,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	76,500
26,525,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	27,095,287
9,800,000		Urban One, Inc., 144A, 7.375%, 4/15/2022	9,849,000
		TOTAL	355,345,828
		Metals & Mining—1.5%
16,475,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	16,166,094
23,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	23,685,802
21,400,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	20,758,000
4,500,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	4,646,250
14,850,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	15,462,860
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	1,855,204
5,900,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	6,104,789
3,625,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	3,965,234
6,075,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	6,957,201
		TOTAL	99,601,434
		Midstream—5.8%
6,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	7,121,250
3,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,278,719
5,875,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,198,125
15,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,347,750
8,425,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	7,919,668
17,325,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	16,263,844
16,625,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	16,084,687
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	700,875
21,875,000		CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	20,945,312
4,300,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,697,320
15,925,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	17,558,905
3,575,000		Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	4,075,572

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$19,675,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	$ 20,462,393
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 5.625%, 10/1/2026	9,540,000
11,375,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	9,896,250
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	10,310,250
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	9,953,125
26,875,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	28,151,562
19,525,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	20,226,143
6,450,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	6,820,875
14,925,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	15,298,125
7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	7,656,688
12,450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,636,750
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	20,433,875
18,675,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	16,153,875
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	5,109,688
8,475,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,792,812
1,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	1,991,568
12,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	12,855,562
5,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	6,159,440
6,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,994,875
12,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	13,402,125
8,675,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	9,192,897
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	1,853,573
3,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	3,206,313
2,475,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	2,394,563
	TOTAL	380,685,354
	Oil Field Services—1.6%
2,425,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	2,485,625
15,450,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	16,338,375
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	6,780,500
925,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	846,375
837,193	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	828,821
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	10,403,000
15,775,000	Sesi LLC, 7.125%, 12/15/2021	11,594,625
20,050,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	12,130,250
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	13,111,875
8,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	8,385,403
19,250,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	20,118,175
	TOTAL	103,023,024
	Packaging—6.0%
28,775,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	29,782,125
13,725,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	13,716,422
15,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	15,990,750
24,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	26,373,084
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	79,913
15,300,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	15,950,250
8,950,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,419,875
10,000,000	Berry Plastics Corp., 5.125%, 7/15/2023	10,250,000
14,950,000	Berry Plastics Corp., 5.500%, 5/15/2022	15,174,250
5,025,000	Berry Plastics Corp., 6.000%, 10/15/2022	5,131,781

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$17,550,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	$ 17,588,610
45,300,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	43,091,625
10,100,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,408,050
50,000	Crown Americas LLC, 4.500%, 1/15/2023	51,750
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	764,213
42,050,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	37,529,625
24,025,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	21,802,687
5,225,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,460,125
825,000	Owens-Brockway Glass Container, Inc., 144A, 5.000%, 1/15/2022	852,844
9,175,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	9,576,406
3,525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	3,807,000
12,125,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	13,295,820
27,350,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	28,290,156
21,344,597	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	21,448,759
3,525,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	3,735,654
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	2,033,000
5,000,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	5,425,000
18,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	15,929,125
9,100,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	8,974,875
4,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	4,496,813
1,550,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,635,250
	TOTAL	398,065,837
	Paper—0.5%
5,875,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	5,801,563
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	19,076,188
5,150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	5,381,750
	TOTAL	30,259,501
	Pharmaceuticals—3.9%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,132,031
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,327,750
1,125,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	1,167,750
7,200,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	7,614,000
2,680,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,705,138
5,682,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	5,744,218
38,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	39,370,831
14,750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	15,367,730
18,975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	20,945,554
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,521,029
6,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	7,112,000
13,100,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	13,231,000
13,150,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	13,297,938
14,524,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	9,295,360
28,200,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	17,061,000
46,850,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	48,665,437
39,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	23,125,250
17,600,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	11,214,720
50,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.750%, 4/15/2023	31,125
	TOTAL	259,929,861

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Refining—0.4%
$26,600,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	$ 26,965,750
	Restaurants—1.1%
36,200,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	37,014,500
10,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	10,296,426
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,082,312
1,925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	1,961,094
100,000	Yum! Brands, Inc., 3.875%, 11/1/2023	102,250
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	5,692,500
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	7,128,795
	TOTAL	71,277,877
	Retailers—0.9%
8,550,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	8,977,500
12,975,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	12,601,969
17,000,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	17,085,000
18,875,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	18,214,375
	TOTAL	56,878,844
	Supermarkets—0.9%
6,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	7,139,344
39,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	40,538,750
9,525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	9,977,437
	TOTAL	57,655,531
	Technology—8.0%
27,550,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	24,777,781
725,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	756,266
13,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	14,472,735
6,400,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	5,856,000
31,050,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	32,835,822
10,675,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	11,088,656
4,900,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	5,279,750
34,550,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	38,350,500
9,375,000	First Data Corp., 144A, 5.375%, 8/15/2023	9,637,031
41,150,000	First Data Corp., 144A, 5.750%, 1/15/2024	42,399,931
6,950,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	7,167,188
5,125,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	5,355,625
29,900,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	27,508,000
34,700,000	Infor US, Inc., 6.500%, 5/15/2022	35,437,375
25,725,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	26,271,656
26,300,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	27,417,750
6,300,000	NCR Corp., 6.375%, 12/15/2023	6,485,976
2,550,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,559,563
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	7,664,220
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,220,716
13,750,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	14,540,625
11,875,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	12,364,844
14,725,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	8,871,813
21,400,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	22,296,125
1,525,000	Sabre GLBL, Inc., 144A, 5.250%, 11/15/2023	1,573,068
4,975,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	5,112,260
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,771,279

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 5,475,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	$ 5,824,031
7,650,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	8,168,861
32,600,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	35,167,250
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	13,489,500
41,325,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	42,823,031
6,675,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.750%, 6/1/2025	6,916,969
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	52,784
12,325,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	12,217,156
	TOTAL	526,732,137
	Utility - Electric—2.4%
10,950,000	Calpine Corp., 144A, 5.250%, 6/1/2026	11,100,781
1,875,000	Calpine Corp., 144A, 5.875%, 1/15/2024	1,921,875
18,175,000	Calpine Corp., 5.750%, 1/15/2025	18,243,156
1,625,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	1,643,281
25,000	Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	25,250
23,975,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	24,814,125
6,325,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	6,671,610
12,750,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	13,641,735
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	10,671,194
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,477,344
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,785,597
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	23,049,219
6,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	7,367,000
1,550,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,590,688
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,032,187
6,525,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	6,834,938
13,225,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	14,001,969
	TOTAL	159,871,949
	Wireless Communications—3.8%
8,075,000	Altice France SA, 144A, 8.125%, 2/1/2027	8,811,844
26,650,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	26,218,003
46,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	49,643,865
17,800,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	19,624,500
24,875,000	Sprint Corp., 7.125%, 6/15/2024	27,207,031
19,300,000	Sprint Corp., 7.875%, 9/15/2023	21,495,375
22,150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	24,587,165
9,575,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	10,724,287
4,150,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	4,419,750
1,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,712,688
10,525,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	10,853,906
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,160,469
2,200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,343,000
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	1,657,159
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	3,191,093
9,175,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,530,531
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	11,919,656
8,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	8,884,440
	TOTAL	250,984,762
	TOTAL CORPORATE BONDS (IDENTIFIED COST $6,120,436,710)	6,100,619,583

Principal Amount or Shares			Value
		COMMON STOCKS—0.1%
		Chemicals—0.1%
342,645	[2,3]	Hexion Holdings Corp.	$ 4,968,352
		Media Entertainment—0.0%
141,935	[2]	iHeartMedia, Inc.	2,123,348
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,226,756)	7,091,700
		INVESTMENT COMPANIES—7.0%
218,323,899		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.39%[4]	218,389,396
39,061,976		High Yield Bond Portfolio	245,699,829
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $474,069,520)	464,089,225
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $6,605,732,986)	6,571,800,508
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	35,992,931
		TOTAL NET ASSETS—100%	$ 6,607,793,439
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	185,125,912	49,964,009	235,089,921
Purchases/Additions	1,177,290,939	—	1,177,290,939
Sales/Reductions	(1,144,092,952)	(10,902,033)	(1,154,994,985)
Balance of Shares Held 7/31/2019	218,323,899	39,061,976	257,385,875
Value	$ 218,389,396	$245,699,829	$ 464,089,225
Change in Unrealized Appreciation/Depreciation	$ 34,415	$ (10,895,783)	$ (10,861,368)
Net Realized Gain/(Loss)	$ (5,105)	$ 16,316,240	$ 16,311,135
Dividend Income	$ 2,906,390	$ 12,056,365	$ 14,962,755
1	Issuer in default.
2	Non-income-producing security.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$6,100,618,238	$ 1,345	$6,100,619,583
Equity Securities:
Common Stocks
Domestic	$ 2,123,348	$ —	$4,968,352	$ 7,091,700
Investment Companies	464,089,225	—	—	464,089,225
TOTAL SECURITIES	$466,212,573	$6,100,618,238	$4,969,697	$6,571,800,508
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note